FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,576,078.1	$ 2,942,675.9
Financial liabilities	1,977,794.9	1,963,763.8
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,083.9	466.5
Interest rate futures contracts | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities	0.8
Level 1 | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Level 1 | Interest rate futures contracts | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities	0.8
Level 2 | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,083.9	466.5
Level 2 | Interest rate futures contracts | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities	0.0
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,829.3	23,022.7	$ 20,849.6	$ 6,282.1
Level 3 | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Level 3 | Interest rate futures contracts | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial liabilities	0.0
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,132.3	15,407.5
FVTPL | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	100.2	207.7
FVTPL | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,032.1	15,199.8
FVTPL | Convertible preferred stocks
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,608.8	14,181.8
FVTPL | Convertible preferred stocks | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Convertible preferred stocks | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Convertible preferred stocks | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,608.8	14,181.8
FVTPL | Mutual funds
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,297.5	886.9
FVTPL | Mutual funds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Mutual funds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Mutual funds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,297.5	886.9
FVTPL | Simple agreement for future equity
Disclosure of detailed information about financial instruments [line items]
Financial assets	125.8	131.1
FVTPL | Simple agreement for future equity | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Simple agreement for future equity | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Simple agreement for future equity | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	125.8	131.1
FVTPL | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	100.2	207.7
FVTPL | Forward exchange contracts | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Forward exchange contracts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	100.2	207.7
FVTPL | Forward exchange contracts | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
FVTPL | Financial assets at FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,132.3	15,407.5
Financial assets at FVTOCI | Financial assets at FVTOCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	192,185.0	205,938.1
Financial assets at FVTOCI | Financial assets at FVTOCI | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,393.6	25,488.7
Financial assets at FVTOCI | Financial assets at FVTOCI | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	153,994.2	172,626.5
Financial assets at FVTOCI | Financial assets at FVTOCI | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,797.2	7,822.9
Investments in debt instruments | Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	88,636.1	108,612.1
Investments in debt instruments | Corporate bonds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Corporate bonds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	88,636.1	108,612.1
Investments in debt instruments | Corporate bonds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Agency mortgage-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,150.8	46,611.4
Investments in debt instruments | Agency mortgage-backed securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Agency mortgage-backed securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	49,150.8	46,611.4
Investments in debt instruments | Agency mortgage-backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Government bonds/Agency bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,437.5	20,645.9
Investments in debt instruments | Government bonds/Agency bonds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,437.5	20,645.9
Investments in debt instruments | Government bonds/Agency bonds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Government bonds/Agency bonds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Asset-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,512.2	11,490.5
Investments in debt instruments | Asset-backed securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in debt instruments | Asset-backed securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,512.2	11,490.5
Investments in debt instruments | Asset-backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in equity instruments | Non-publicly traded equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,797.2	7,822.9
Investments in equity instruments | Non-publicly traded equity investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in equity instruments | Non-publicly traded equity investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in equity instruments | Non-publicly traded equity investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,797.2	7,822.9
Investments in equity instruments | Publicly traded stocks
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,956.1	4,842.8
Investments in equity instruments | Publicly traded stocks | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,956.1	4,842.8
Investments in equity instruments | Publicly traded stocks | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Investments in equity instruments | Publicly traded stocks | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Notes and accounts receivable, net
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,695.1	5,912.5
Notes and accounts receivable, net | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Notes and accounts receivable, net | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,695.1	5,912.5
Notes and accounts receivable, net | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0.0	0.0
Interest rate futures contracts | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial assets		11.0
Interest rate futures contracts | Level 1 | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial assets		11.0
Interest rate futures contracts | Level 2 | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial assets		0.0
Interest rate futures contracts | Level 3 | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedging financial assets		$ 0.0